UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000850779

Wells Fargo Commercial Mortgage Trust 2016-BNK1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001679420

Central Index Key Number of underwriter (if applicable): Not applicable

A.J. Sfarra, (212) 214-5613

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated July 27, 2016, obtained by the depositor, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

Included in the agreed-upon procedures report, dated July 27, 2016, referred to in Item 2.01.

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 27, 2016	WELLS FARGO COMMERCIAL MORTGAGE SECURITIES, INC.

	By:	/s/ Anthony J. Sfarra
By: A.J. Sfarra, President
(senior officer in charge of securitization of the depositor)

Exhibit 1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 27, 2016.